Summary of Significant Accounting Policies - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 697,629	$ 0
Transaction costs	$ 12,645,418	12,645,418
Underwriting fee	4,000,000	4,000,000
Deferred underwriting fee	8,000,000	8,000,000
Offering costs	645,418	645,418
Deferred offering costs		0	22,817
Interest earned on marketable securities held in Trust Account		3,318,154
Investments held in trust account		$ 203,318,154	0
Unrecognized tax benefits			0	$ 0
Accrued for interest and penalties			$ 0	$ 0
Class A ordinary shares
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in shares)		20,000,000
Public shares
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	12,303,992
Public rights
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	341,426
IPO
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from issuance of public offering	$ 200,000,000	$ 200,000,000